Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
iShares U.S. Large Cap Premium Income Active ETF | iShares U.S. Large Cap Premium Income Active ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	14.24%	22.53%

[1]	The Fund’s year‑to‑date return as of March 31, 2026 was -1.43%.